Provision for Employee Benefits - Schedule of Actuarial Assumptions Used in Accounting for Defined Benefit Plans (Details)	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Defined Benefit Plans
Disclosure of defined benefit plans [line items]
Discount rate				0.60%
Defined Benefit Plans | Minimum
Disclosure of defined benefit plans [line items]
Rate of compensation increase				1.50%
Defined Benefit Plans | Maximum
Disclosure of defined benefit plans [line items]
Rate of compensation increase				2.50%
Jubilee Plan
Disclosure of defined benefit plans [line items]
Discount rate	4.00%	2.50%	0.40%	0.30%
Rate of compensation increase	0.00%	0.00%	0.00%	0.00%